INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS EQUITY METHOD INVESTEES (Details Narrative) (USD $) In Thousands, unless otherwise specified	0 Months Ended	6 Months Ended					0 Months Ended
	Jan. 04, 2013	Jun. 30, 2013	Apr. 02, 2013	Dec. 31, 2012 MSRs Pool 6	May 20, 2013 MSRs Pool 11	Jun. 30, 2013 Excess Mortgage Servicing Rights Investees	Jan. 04, 2013 Excess Mortgage Servicing Rights Investees MSRs Pool 6	Jun. 30, 2013 Excess Mortgage Servicing Rights Investees MSRs Pool 6	Nov. 30, 2012 Excess Mortgage Servicing Rights Investees MSRs Pool 6	Jan. 06, 2013 Excess Mortgage Servicing Rights Investees MSR Pools 7, 8, 9, 10	Dec. 31, 2012 Excess Mortgage Servicing Rights Investees MSR Pools 7, 8, 9, 10	Nov. 30, 2012 Excess Mortgage Servicing Rights Investees MSR Pools 7, 8, 9, 10	Jun. 30, 2013 Excess Mortgage Servicing Rights Investees MSRs Pool 11	May 20, 2013 Excess Mortgage Servicing Rights Investees MSRs Pool 11	Mar. 31, 2013 Excess Mortgage Servicing Rights Investees MSRs Pool 11
Deposits related to investments which have not closed						$ 20,800
Unpaid principal balance of underlying loans			4,200,000					11,149,355	13,000,000		58,000,000	215,000,000	22,817,213		22,800,000
Amount contributed to acquire joint venture	27,300	80,700					28,900
Amount committed to invest in joint venture										$ 340,000				$ 37,800
Percentage ownership acquired in joint venture	50.00%		30.00%	50.00%		50.00%	50.00%	50.00%		50.00%			50.00%
Percentage of Investment co-owned by Nationstar	33.00%				34.00%		33.00%			33.00%				33.00%
Percentage of Investment owned by New Residential	67.00%				66.00%		67.00%			67.00%				33.00%
Loans in private label securitizations portfolio (percent)										53.00%